Consolidated Statements of Cash Flows (Parenthetical) (USD $)	9 Months Ended	48 Months Ended
	Aug. 31, 2011	Aug. 31, 2011
Statement of Cash Flows [Abstract]
Excess of fair value of common stock issued over amount of debt and accrued interest settled (charged to professional fees in the statements of operations)	$ 3,639,669	$ 4,303,824
Notes payable, settled	100,500	115,050
Accrued interest, settled	$ 6,161	$ 7,006
Number of shares of common stock issued	414,000,000	459,000,000